Loans Held-for-Investment (Loans Held-for-sale Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfer of loans held-for-sale to loans held-for-investment			$ 2,000,000	$ 30,000,000	$ 30,000,000	$ 19,000,000	$ 64,000,000
Reduction in allowance	$ 9,000,000	$ 27,000,000	33,000,000	90,000,000	101,000,000	52,000,000	197,000,000
Financing Receivable, Significant Sales		16,000,000		67,000,000
Gain (Loss) on Disposition of Other Assets	0	1,000,000	(2,000,000)	(1,000,000)	(1,000,000)	12,000,000	2,000,000
Financing Receivable, Allowance for Credit Losses, Reclassifications	7,000,000
Loans held-for-investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral	5,600,000,000		5,600,000,000		5,800,000,000	4,100,000,000
Nonperforming Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reduction in allowance	0
Residential first mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale					9,000,000	632,000,000	508,000,000
Reduction in allowance	7,000,000	21,000,000	26,000,000	80,000,000	87,000,000	38,000,000	133,000,000
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale					8,000,000	20,000,000
Reduction in allowance	1,000,000	1,000,000	3,000,000	3,000,000	4,000,000	2,000,000	4,000,000
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reduction in allowance	1,000,000	1,000,000	2,000,000	2,000,000	3,000,000	6,000,000	5,000,000
Purchase of HELOC loans					197,000,000
Premium on HELOC loans					7,000,000
Residential first mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid principal balance					601,000,000
Loans held-for-sale					427,000,000
Reduction in allowance			8,000,000	67,000,000	69,000,000	9,000,000	66,000,000
Gain (loss) on sale from transfer of loans to held-for-sale					$ (1,000,000)	$ (11,000,000)	$ (1,000,000)
Financing Receivable, Significant Purchases			150,000,000	197,000,000
Financing Receivable, Significant Sales			1,200,000,000	600,000,000
Premiums Receivable, Gross	1,000,000	$ 7,000,000	1,000,000	7,000,000
Gain (Loss) on Disposition of Other Assets			14,000,000	(1,000,000)
Residential first mortgage | Nonperforming Financial Instruments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Significant Sales			110,000,000	$ 420,000,000
Gain (Loss) on Disposition of Other Assets			(2,000,000)
Loans Insured or Guaranteed by US Government Authorities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reduction in allowance	$ 6,000,000
Financing Receivable, Significant Sales			$ 13,000,000